Item 1. Report to Shareholders

DECEMBER 31, 2004

SPECTRUM FUNDS

Annual Report

T. ROWE PRICE

The views and opinions in this report were current as of December 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.



REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund
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account at troweprice.com for more information.

T. ROWE PRICE SPECTRUM FUNDS

Fellow Shareholders

Financial markets worldwide enjoyed positive performance in 2004. The U.S. stock market gained ground for the second straight year, thanks to a sharp year-end rally. Overseas stock markets posted even better returns, getting an extra boost from the declining dollar. Despite several interest rate increases by the Federal Reserve, the bond market put together another year of positive results. The performance of the Spectrum Funds reflected this favorable environment.


MARKET ENVIRONMENT

The U.S. economic recovery moderated somewhat but remained on track in 2004. Despite some false starts, employment growth rebounded during the year, providing a missing source of support for the economic expansion. The Federal Reserve perceived that the economy was growing steadily enough to reverse its extraordinary monetary accommodation, which had guided interest rates to their lowest levels in decades. In the spring, the central bank began signaling its intention to raise rates at a "measured" pace. The Fed embarked on a series of interest rate increases during the second half of the year, raising the federal funds rate target from 1.00% to a three-year high of 2.25% via five quarter-point rate hikes between June and December.

Despite the economic recovery and its favorable impact on corporate earnings, stocks produced lackluster results for much of the year. Investors were apprehensive about soaring oil prices, the Iraq conflict, and the November presidential election. But a pullback in the price of oil and a problem-free election alleviated some of the uncertainty restraining the market, and stocks surged in the final months of the year.

As the table shows, the major U.S. stock indexes posted double-digit gains in 2004. For the fifth consecutive year, small-cap stocks outperformed large, while value stocks generally outpaced growth issues across the capitalization spectrum.

GLOBAL EQUITY RETURNS
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

S&P 500 Stock Index                                   7.19%               10.88%

Russell 2000 Index                                   10.83                18.33

MSCI EAFE Index                                      15.10                20.70

MSCI Emerging
Markets Index                                        26.95                25.95

International stocks outdistanced the domestic market, largely because of the U.S. dollar's further decline against most foreign currencies. The dollar's slide boosted foreign investment returns when converted into the U.S. currency. Emerging markets, led by Latin America, posted the best results after a surge in the second half of the year. In the developed markets, Europe generally produced better returns than Asian bourses.

[GRAPHIC OMITTED]

INTEREST RATE LEVELS
--------------------------------------------------------------------------------

                                 10-Year           5-Year               90-Day
                           Treasury Note    Treasury Note        Treasury Bill

12/31/03                            4.25%            3.25%                0.92%

                                    4.13             3.14                 0.91

                                    3.97             2.94                 0.94

3/04                                3.84             2.78                 0.94

                                    4.51             3.62                 0.96

                                    4.65             3.79                 1.06

6/04                                4.58             3.77                 1.26

                                    4.48             3.69                 1.43

                                    4.12             3.31                 1.58

9/04                                4.12             3.37                 1.70

                                    4.02             3.28                 1.89

                                    4.35             3.69                 2.22

12/31/04                            4.22             3.61                 2.21


U.S. bonds posted positive results for the fifth straight year. As the chart shows, short-term bond yields rose in lockstep with the Fed's rate hikes, but long-term bond yields declined in the second half of 2004 after peaking in the spring. Every segment of the U.S. bond market gained for the year, but the best returns came from high-yield corporate bonds, which are closely tied to the stock market and the economic recovery. Mortgage-backed securities and investment-grade corporate bonds also produced solid results, while Treasury and government agency securities lagged.

As was the case with stocks, international bonds outpaced their domestic counterparts, thanks to the weak dollar. Bonds in developed markets performed slightly better than emerging market debt. The J.P. Morgan Non-U.S. Dollar Government Bond Index returned 12.04% in 2004, while the J.P. Morgan Emerging Markets Bond Index Plus returned 11.77%.

Spectrum Growth Fund
Your fund performed well in 2004, returning 10.53% and 15.16% for the 6- and 12-month periods ended December 31, 2004, respectively. As the table shows, Spectrum Growth outperformed the S&P 500 and its Lipper peer group index for both time periods. Meaningful positions in foreign equities, smaller-cap shares, and value stocks were the key reasons behind the fund's outperformance.



PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Spectrum Growth Fund                                 10.53%               15.16%

Lipper Multi-Cap Core
Funds Index                                           8.01                12.39

S&P 500 Stock Index                                   7.19                10.88

The best performers in the portfolio were the international components, led by Emerging Markets Stock and International Growth & Income, both of which returned more than 20% for the year. We trimmed our international exposure during the past year to its current neutral weighting. In addition, we reallocated some assets from International Stock into International Growth & Income to provide better diversification in this segment of the portfolio.

Beyond the international holdings, the top contributors were the small- and mid-cap components. Mid-Cap Value and New Horizons were the best performers among the portfolio's domestic holdings. Value-oriented funds also performed well, with both Equity Income and Value producing better results than the broader market. Value was a new addition to the Spectrum Growth portfolio in 2004; we increased its weighting over the course of the year at the expense of Growth & Income, which we are gradually phasing out of the portfolio.

The fund's large-cap growth holdings, Blue Chip Growth and Growth Stock, lagged the rest of the portfolio (though they each produced returns of approximately 10%). We increased our allocations to these holdings in 2004 and are overweighting large-cap growth over large-cap value as relative valuations and earnings growth favor quality large-cap growth stocks in an environment of a recovering economy. Quality large-cap growth companies that can offer consistent earnings growth should command a premium as many companies face slowing rates of growth.

[GRAPHIC OMITTED]

Security Diversification
--------------------------------------------------------------------------------

Spectrum Growth Fund

Large-Cap Stocks                                                             54%

Mid-Cap Stocks                                                               14

Small-Cap Stocks                                                              4

Other and Reserves                                                            3

Foreign Stocks                                                               25

Based on net assets as of 12/31/04.


Spectrum Income Fund
Your fund returned 8.05% in 2004, surpassing the performance of both the Lehman Brothers U.S. Aggregate Index and its Lipper peer group average. As the table on page 4 shows, Spectrum Income also outperformed the index and peer group for the six months ended December 31, 2004. Our allocations to "diversifiers" such as dividend-paying stocks, international bonds, and high-yield securities contributed to our performance advantage.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Spectrum Income Fund                                  7.24%                8.05%

Lipper General Bond
Funds Average                                         4.07                 4.27

Lehman Brothers U.S.
Aggregate Index                                       4.18                 4.34


The top performer in the portfolio for the year was Equity Income, which benefited from the year-end rally in the stock market. The portfolio's international components, Emerging Markets Bond and International Bond, also posted double-digit returns in 2004. Within the domestic fixed-income holdings, High Yield produced the best results, gaining about 10%. The laggards in the portfolio included GNMA, the mortgage-backed securities component, and Short-Term Bond, which struggled with the Fed's interest rate hikes.

[GRAPHIC OMITTED]

Security Diversification
--------------------------------------------------------------------------------

Spectrum Income Fund

Money Markets                                                                 7%

Investment-Grade Bonds                                                       45

High-Yield Bonds                                                             18

Non-U.S. Dollar Bonds                                                        14

Equities                                                                     16

Based on net assets as of 12/31/04.


We continued to over-weight economically sensitive sectors, such as Equity Income, while under-weighting the most interest rate-sensitive segments. We also established a modest position in Summit Cash Reserves and increased our allocation to Short-Term Bond to lessen the interest rate sensitivity of the portfolio. We trimmed some of our better recent performers, including High Yield and International Bond.

Spectrum International Fund
As the table on page 5 shows, your fund posted double-digit returns for both the 6- and 12-month periods ended December 31, 2004. However, Spectrum International's results lagged the returns of its combined index benchmark and its Lipper peer group index for both time periods. The portfolio's underperformance was the result of disappointing returns by its largest holdings.

The emerging market components posted the best returns in the portfolio. Emerging Europe & Mediterranean was the top performer, gaining 30%, thanks to strong investment results in Egypt and Turkey. Emerging

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Spectrum International Fund                          13.23%               16.36%

Lipper International
Multi-Cap Core Funds Average                         14.53                18.77

Combined Index Benchmark*                            15.02                19.82

*    90% MSCI EAFE Index/10% J.P. Morgan Non-U.S. Dollar Government Bond Index.


[GRAPHIC OMITTED]

Geographic Diversification
--------------------------------------------------------------------------------

Spectrum International Fund

Europe                                                                       62%

Japan                                                                        20

Far East                                                                     10

Other and Reserves                                                            5

Latin America                                                                 3

Based on net assets as of 12/31/04.


Markets Stock and International Discovery, which focuses on international small-cap stocks, were also strong contributors to portfolio performance. The two largest portfolio holdings, International Stock and European Stock, trailed the broad foreign stock indexes and were the main contributors to the portfolio's relative underperformance. A growth orientation hampered the performance of these two holdings during a period in which value outperformed growth among international equities.

We made few adjustments to the allocation of the portfolio in 2004. In the first half of the year, we shifted some assets from New Asia to Japan, and we eliminated our position in Emerging Markets Bond. In the last six months, however, we made no changes.

--------------------------------------------------------------------------------

THE FOLLOWING UPDATES THE SPECTRUM FUNDS' PROSPECTUS DATED MAY 1, 2004:

On February 8, 2005, the Spectrum Funds' Board of Directors voted to add the International Growth & Income Fund to the roster of the Spectrum International Fund's underlying T. Rowe Price mutual funds. Effective March 1, 2005, Spectrum International will be allowed to invest up to 35% of its assets in International Growth & Income.

In addition, the Directors authorized a change in the investment range for the International Stock Fund. Currently, Spectrum International may invest between 35% and 65% of its assets in International Stock. Effective March 1, 2005, the new range will be 0% to 55%.

OUTLOOK

The year 2005 is likely to bring both opportunities and challenges to the global financial markets. Domestically, stocks stand to benefit from continued strength in the economy, but they also face a likely decline in profit growth. We expect interest rates to rise across the board, with additional Fed rate hikes causing short-term rates to rise faster than longer-term rates. The widening U.S. trade and budget deficits could lead to further declines in the dollar, which would boost international stock and bond market returns in U.S. dollar terms.

This mixed outlook reinforces our belief that investors should maintain broad diversification, which helps overcome short-term pitfalls in the financial markets and may produce favorable long-term returns.

Respectfully submitted,

Edmund M. Notzon III

President of the Spectrum Funds and chairman of the Investment Advisory
Committee

January 19, 2005

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds' investment programs.

--------------------------------------------------------------------------------

RISKS OF INVESTING

As with all stock and bond mutual funds, each fund's share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager's assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY
J.P. Morgan Emerging Markets Bond Index Plus: An unmanaged index that tracks dollar-denominated bonds issued by emerging market countries.

J.P. Morgan Non-U.S. Dollar Government Bond Index: An unmanaged index that tracks the performance of major non-U.S. bond markets.

Lehman Brothers U.S. Aggregate Index: An unmanaged index that tracks investment-grade corporate and government bonds.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

MSCI Emerging Markets Index: An unmanaged index that tracks stocks in 26 emerging market countries.

Russell 2000 Index: An unmanaged index that tracks the smallest 2,000 of the largest 3,000 U.S. stocks.

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

LARGEST HOLDINGS
                                                                     Percent of
(Of the combined underlying funds at 12/31/04)                       Net Assets
                                                                       12/31/04
Spectrum Growth Fund
--------------------------------------------------------------------------------

GE                                                                          1.5%

Citigroup                                                                   1.2

Microsoft                                                                   1.1

UnitedHealth Group                                                          0.9

Apollo Group                                                                0.7
--------------------------------------------------------------------------------

American International Group                                                0.7

State Street                                                                0.7

Tyco International                                                          0.7

Dell                                                                        0.6

Wal-Mart                                                                    0.6
--------------------------------------------------------------------------------

Total                                                                       8.7%


LARGEST HOLDINGS
                                                                     Percent of
(Of the combined underlying funds at 12/31/04)                       Net Assets
                                                                       12/31/04
Spectrum International Fund
--------------------------------------------------------------------------------

GlaxoSmithKline                                                             2.5%

Royal Bank of Scotland                                                      2.4

Total                                                                       2.1

Vodafone                                                                    2.1

Shell T&T/Royal Dutch                                                       1.8
--------------------------------------------------------------------------------

Sanofi-Aventis                                                              1.6

UBS                                                                         1.5

Nestle                                                                      1.4

Kingfisher                                                                  1.2

ENI S.p.A.                                                                  1.2
--------------------------------------------------------------------------------

Total                                                                      17.8%

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

KEY STATISTICS
                                                   6/30/04             12/31/04
Spectrum Income Fund
--------------------------------------------------------------------------------

Price Per Share                            $         11.62      $         12.09

Capital Gain Distribution Per Share
  Short Term                                          --                   0.05

  Long Term                                           --                   0.06

Dividends Per Share
  For 6 months                                        0.24                 0.25

  For 12 months                                       0.49                 0.49

30-Day Standardized Yield to Maturity*                3.95%                3.66%

Weighted Average Maturity (years)*                     6.6                  6.6

Weighted Average Effective Duration
(years)*                                               4.1                  3.8

*    Excludes Equity Income Fund.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

 TARGET ALLOCATIONS FOR UNDERLYING FUNDS

                                  Minimum-       Target at            Target at
                                  Maximum          6/30/04             12/31/04
Spectrum Growth Fund
--------------------------------------------------------------------------------

Growth Stock                      5-20%              13.50%               16.50%

Equity Income                     5-20               16.00                16.25

Blue Chip Growth                  5-20               13.50                15.50

New Horizons                      10-25              16.50                15.00

International Stock               0-15               14.00                10.00

Mid-Cap Value                     0-15                8.00                 8.00

International Growth & Income     0-15                4.00                 6.00

Value                             5-20                1.25                 6.00

Emerging Markets Stock            0-10                4.00                 4.00

Growth & Income                   0-10                7.25                 2.75

New Era                           0-15                2.00                 --

Summit Cash Reserves              0-25                --                   --


Spectrum Income Fund
--------------------------------------------------------------------------------

New Income                        10-25              23.00                23.00

High Yield                        10-25              21.50                19.50

Equity Income                     10-25              15.00                16.00

International Bond                5-20               14.50                12.50

GNMA                              5-20               12.00                12.00

Short-Term Bond                   0-15                8.00                 9.00

Corporate Income                  0-10                2.00                 2.50

Emerging Markets Bond             0-10                2.00                 2.00

U.S. Treasury Long-Term           0-15                2.00                 2.00

Summit Cash Reserves              0-25                --                   1.50


Spectrum International Fund
--------------------------------------------------------------------------------

International Stock               35-65              46.05                46.05

European Stock                    0-30               28.35                28.35

Japan                             0-30                9.55                 9.55

Emerging Markets Stock            0-20                6.75                 6.75

International Discovery           0-20                4.65                 4.65

New Asia                          0-20                2.65                 2.65

Emerging Europe & Mediterranean   0-15                2.00                 2.00

Emerging Markets Bond             0-15                --                   --

International Bond                0-20                --                   --

Latin America                     0-15                --                   --

Summit Cash Reserves              0-25                --                   --

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

SPECTRUM GROWTH FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

As of 12/31/04

Spectrum Growth Fund                                       $             28,927

S&P 500 Stock Index                                        $             31,258

Lipper Multi-Cap Core
Funds Index                                                $             28,721


                                                                        Lipper
                       Spectrum                   S&P 500       Multi-Cap Core
                    Growth Fund               Stock Index          Funds Index

12/94           $        10,000           $       10,000       $        10,000

12/95                    12,996                   13,758                13,221

12/96                    15,664                   16,917                15,927

12/97                    18,390                   22,561                20,112

12/98                    20,895                   29,008                23,871

12/99                    25,324                   35,112                28,828

12/00                    25,298                   31,915                27,866

12/01                    23,366                   28,122                24,868

12/02                    18,733                   21,907                19,461

12/03                    25,120                   28,190                25,555

12/04                    28,927                   31,258                28,721


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/04            1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

Spectrum Growth Fund              15.16%              2.70%               11.21%

Lipper Multi-Cap Core Funds Index 12.39              -0.07                11.13

S&P 500 Stock Index               10.88              -2.30                12.07

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

SPECTRUM INCOME FUND
--------------------------------------------------------------------------------



[GRAPHIC OMITTED]

As of 12/31/04

Spectrum Income Fund                                       $             22,975

Lehman Brothers U.S. Aggregate Index                       $             21,038

Lipper General Bond Funds Average                          $             20,741


                                           Lehman Brothers               Lipper
                                Spectrum              U.S.         General Bond
                             Income Fund   Aggregate Index        Funds Average

12/94                     $       10,000   $        10,000      $        10,000

12/95                             11,941            11,847               11,739

12/96                             12,854            12,278               12,487

12/97                             14,420            13,463               13,907

12/98                             15,368            14,632               15,044

12/99                             15,408            14,512               15,249

12/00                             16,549            16,199               16,443

12/01                             17,309            17,567               17,348

12/02                             18,497            19,369               18,278

12/03                             21,263            20,164               19,757

12/04                             22,975            21,038               20,741


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/04            1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

Spectrum Income Fund              8.05%               8.32%                8.67%

Lipper General Bond
Funds Average                     4.27                6.02                 7.53

Lehman Brothers
U.S. Aggregate Index              4.34                7.71                 7.72

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

SPECTRUM INTERNATIONAL FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

As of 12/31/04

Spectrum International Fund                                $             14,681

Combined Index Benchmark *                                 $             15,292

Lipper International Multi-Cap Core Funds Average          $             15,617


                                                                        Lipper
                                                                 International
                        Spectrum                 Combined            Multi-Cap
                   International                    Index           Core Funds
                            Fund                Benchmark*             Average

12/31/96           $      10,000          $        10,000      $        10,000

12/97                     10,242                   10,157               10,704

12/98                     11,499                   12,229               11,944

12/99                     16,041                   15,114               16,263

12/00                     13,681                   13,175               14,067

12/01                     10,985                   10,610               11,320

12/02                      9,160                    9,309                9,567

12/03                     12,617                   12,762               13,060

12/04                     14,681                   15,292               15,617



AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                          Since
                                                                      Inception
Periods Ended 12/31/04            1 Year           5 Years             12/31/96
--------------------------------------------------------------------------------

Spectrum International
Fund                              16.36%            -1.76%                 4.92%

Lipper International
Multi-Cap Core Funds
Average                           18.77              -1.32                 5.49

Combined Index Benchmark *        19.82               0.24                 5.45

* 90% MSCI EAFE Index/10% J.P. Morgan Non-U.S. Dollar Government Bond Index

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 2% on shares held for 90 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Fund Expense Example
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and expenses based on the fund's actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE SPECTRUM FUNDS

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account        Period *       Period **
                          Value           Value       7/1/04 to       7/1/04 to
                         7/1/04        12/31/04        12/31/04        12/31/04
--------------------------------------------------------------------------------
Spectrum Growth

Actual              $  1,000.00     $  1,105.30     $      0.00     $      4.55

Hypothetical
(assumes 5% return
before expenses)       1,000.00        1,020.81            0.00            4.37

Spectrum Income

Actual                 1,000.00        1,072.40            0.00            3.80

Hypothetical
(assumes 5% return
before expenses)       1,000.00        1,021.47            0.00            3.71

Spectrum International

Actual                 1,000.00        1,132.30            0.00            5.63

Hypothetical
(assumes 5% return
before expenses)       1,000.00        1,019.86            0.00            5.33



* Expenses are equal to a fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by days in the year (366) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the Spectrum Funds are fully reimbursed by the underlying Price funds, the annualized expense ratio for each Spectrum Fund for the six-month period was 0.00%.

** Effective expenses reflect the sum of expenses borne directly by a fund plus the fund's prorata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for each Spectrum Fund's relative average investment therein during the period. The annualized expense ratio of the underlying Price funds for the six-month period was: 0.86% for Spectrum Growth, 0.73% for Spectrum Income, and 1.05% for Spectrum International.

T. ROWE PRICE SPECTRUM GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                          Year
                         Ended
                      12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
NET ASSET VALUE

Beginning
of period            $   14.80   $   11.13   $   14.07   $   15.72   $   17.71

Investment
activities
  Net investment
  income (loss)           0.12        0.09        0.09        0.16        0.13

  Net realized
  and unrealized
  gain (loss)             2.12        3.70       (2.88)      (1.37)      (0.15)

  Total from
  investment
  activities              2.24        3.79       (2.79)      (1.21)      (0.02)

Distributions
  Net investment
  income                 (0.12)      (0.10)      (0.08)      (0.16)      (0.12)

  Net realized
  gain                   (0.05)      (0.02)      (0.07)      (0.28)      (1.85)

  Total
  distributions          (0.17)      (0.12)      (0.15)      (0.44)      (1.97)

NET ASSET VALUE

End of period        $   16.87   $   14.80   $   11.13   $   14.07   $   15.72
                     ---------------------------------------------------------

Ratios++

Total return^            15.16%      34.09%     (19.83)%     (7.63)%     (0.11)%

Ratio of total
expenses to
average net
assets                    0.00%       0.00%       0.00%       0.00%       0.00%

Ratio of net
investment income
(loss) to average
net assets                0.81%       0.75%       0.68%       1.05%       0.70%

Portfolio
turnover rate             20.3%       18.0%v       3.9%        6.1%       11.6%

Net assets, end
of period
(in millions)        $   2,603   $   2,236   $   1,739   $   2,373   $   2,889

Supplemental Data

Weighted average
expense ratio
of underlying
Price funds*              0.86%       0.88%       0.88%       0.87%       0.83%

Effective expense
ratio                     0.86%       0.88%       0.88%       0.87%       0.83%

++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

v Recalculated during the year ended December 31, 2004; this revision had no impact on net assets or results of operations.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
NET ASSET VALUE

Beginning
of period            $   11.77   $   10.76   $   10.60   $   10.77   $   10.71

Investment
activities
  Net investment
  income (loss)           0.49        0.51        0.55        0.63        0.62

  Net realized
  and unrealized
  gain (loss)             0.43        1.06        0.16       (0.15)       0.14

  Total from
  investment
  activities              0.92        1.57        0.71        0.48        0.76

Distributions
  Net investment
  income                 (0.49)      (0.50)      (0.55)      (0.55)      (0.70)

  Net realized
  gain                   (0.11)      (0.06)       --         (0.02)       --

  Tax return of
  capital                 --          --          --         (0.08)       --

  Total
  distributions          (0.60)      (0.56)      (0.55)      (0.65)      (0.70)

NET ASSET VALUE

End of period        $   12.09   $   11.77   $   10.76   $   10.60   $   10.77
                     ---------------------------------------------------------

Ratios++

Total return^             8.05%      14.96%       6.86%       4.59%       7.40%

Ratio of total
expenses to
average
net assets                0.00%       0.00%       0.00%       0.00%       0.00%

Ratio of net
investment income
(loss) to average
net assets                4.18%       4.47%       5.17%       5.91%       6.03%

Portfolio turnover
rate                       8.2%        7.4%v      14.1%       22.7%       19.3%

Net assets,
end of period
(in millions)        $   4,502   $   3,552   $   2,713   $   2,465   $   2,471


Supplemental Data

Weighted average
expense ratio
of underlying
Price funds*              0.73%       0.78%       0.80%       0.80%       0.77%

Effective expense
ratio                     0.73%       0.78%       0.80%       0.80%       0.77%

++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

v Recalculated during the year ended December 31, 2004; this revision had no impact on net assets or results of operations.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
NET ASSET VALUE

Beginning
of period            $    8.70   $    6.40   $    7.76   $   10.08   $   13.53

Investment
activities
  Net investment
  income (loss)           0.10        0.09        0.07        0.18        0.12

  Net realized
  and unrealized
  gain (loss)             1.32        2.32       (1.36)      (2.17)      (2.10)

  Total from
  investment
  activities              1.42        2.41       (1.29)      (1.99)      (1.98)

Distributions
  Net investment
  income                 (0.09)      (0.10)      (0.07)      (0.18)      (0.12)

  Net realized
  gain                    --         (0.01)       --         (0.15)      (1.35)

  Total
  distributions          (0.09)      (0.11)      (0.07)      (0.33)      (1.47)

NET ASSET VALUE

End of period        $   10.03   $    8.70   $    6.40   $    7.76   $   10.08
                     ---------------------------------------------------------

Ratios++

Total return^            16.36%      37.73%     (16.61)%    (19.71)%    (14.71)%

Ratio of total
expenses to
average net
assets                    0.00%       0.00%       0.00%       0.00%       0.00%

Ratio of net
investment income
(loss) to average
net assets                1.13%       1.36%       1.01%       2.06%       0.94%

Portfolio
turnover rate             12.5%      488.6%v      94.4%       30.6%       42.5%

Net assets,
end of period
(in thousands)       $ 112,523   $  79,477   $  52,652   $  64,153   $  81,843

Supplemental Data

Weighted average
expense ratio
of underlying
Price funds*              1.05%       1.10%       1.12%       1.09%       0.98%

Effective expense
ratio                     1.05%       1.10%       1.12%       1.09%       0.98%

++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

v Recalculated during the year ended December 31, 2004; this revision had no impact on net assets or results of operations.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM GROWTH FUND
--------------------------------------------------------------------------------
                                                              December 31, 2004

PORTFOLIO OF                Percent of
INVESTMENTS (1)+            Net Assets              Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
Growth Stock Fund                 16.3%         15,917,372              424,516

T. Rowe Price
Equity Income Fund                16.0          15,696,720              417,376

T. Rowe Price
Blue Chip Growth Fund             15.3          12,860,216              397,638

T. Rowe Price
New Horizons Fund*                15.2          13,567,481              396,713

T. Rowe Price
International Stock
Fund                              10.1          20,262,115              261,989

T. Rowe Price
Mid-Cap Value Fund                 8.0           9,042,871              207,896

T. Rowe Price
Value Fund                         7.1           8,118,509              185,914

T. Rowe Price
International
Growth & Income
Fund                               6.2          12,817,815              160,607

T. Rowe Price
Emerging Markets
Stock Fund                         4.5           5,994,028              116,344

T. Rowe Price
Growth & Income
Fund                               1.3           1,522,445               34,270


Total Investments in Securities

100.0% of Net Assets (Cost $1,940,724)                              $ 2,603,263
                                                                    -----------

(1)  Denominated in U.S. dollars unless otherwise noted

*    Non-income producing

T. ROWE PRICE SPECTRUM GROWTH FUND
--------------------------------------------------------------------------------

+Affiliated Companies

($000s)


The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase       Sales  Investment            Value
Affiliate                 Cost        Cost      Income    12/31/04    12/31/03
--------------------------------------------------------------------------------

T. Rowe Price
Growth
Stock Fund           $ 119,463   $   2,711   $   2,325   $ 424,516   $ 273,986

T. Rowe Price
Equity Income
Fund                    52,260       5,216       6,368     417,376     346,262

T. Rowe Price
Blue Chip
Growth Fund            109,853       3,665       2,040     397,638     261,904

T. Rowe Price
New Horizons
Fund                     7,111      74,890        --       396,713     416,006

T. Rowe Price
International
Stock Fund               3,011     155,916       3,011     261,989     367,599

T. Rowe Price
Mid-Cap
Value Fund              17,002         902         847     207,896     185,534

T. Rowe Price
Value Fund             169,021        --         1,450     185,914        --

T. Rowe Price
International
Growth & Income
Fund                    66,526        --         1,396     160,607      67,854

T. Rowe Price
Emerging Markets
Stock Fund               1,814       1,193         237     116,344      93,489

T. Rowe Price
Growth & Income
Fund                     4,114     106,856       1,190      34,270     175,441

T. Rowe Price
New Era Fund               115      33,836        --          --        47,392

Totals                                       $  18,864  $2,603,263  $2,235,467
                                             ---------------------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM GROWTH FUND
--------------------------------------------------------------------------------
                                                              December 31, 2004



STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in affiliated companies, at value
(cost $1,940,724)                                          $          2,603,263

Other assets                                                              2,717

Total assets                                                          2,605,980

Liabilities

Total liabilities                                                         2,664

NET ASSETS                                                 $          2,603,316
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                916

Undistributed net realized gain (loss)                                  (62,079)

Net unrealized gain (loss)                                              662,539

Paid-in-capital applicable to 154,360,291 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    2,001,940

NET ASSETS                                                 $          2,603,316
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              16.87
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
--------------------------------------------------------------------------------
                                                              December 31, 2004


PORTFOLIO OF                Percent of
INVESTMENTS (1)+            Net Assets              Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
New Income Fund                   22.9%        112,961,724            1,029,081

T. Rowe Price
High Yield Fund                   19.5         121,705,696              876,281

T. Rowe Price
Equity Income Fund                16.5          27,963,162              743,541

T. Rowe Price
International Bond
Fund                              12.5          52,750,714              563,905

T. Rowe Price
GNMA Fund                         11.9          55,258,769              533,800

T. Rowe Price
Short-Term Bond Fund               9.0          84,835,473              403,817

T. Rowe Price
Corporate Income Fund              2.2          10,065,986               99,653

T. Rowe Price
Emerging Markets
Bond Fund                          2.0           6,959,169               92,279

T. Rowe Price
U.S. Treasury
Long-Term Fund                     2.0           7,696,914               91,285

T. Rowe Price
Summit Cash
Reserve Fund                       1.5          69,123,367               69,123

Total Investments in Securities

100.0% of Net Assets (Cost $4,200,754)                     $          4,502,765
                                                           --------------------
(1)  Denominated in U.S. dollars unless otherwise noted

T. ROWE PRICE SPECTRUM INCOME FUND
--------------------------------------------------------------------------------

+Affiliated Companies
($000s)


The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase       Sales  Investment           Value
Affiliate                 Cost        Cost      Income    12/31/04    12/31/03
--------------------------------------------------------------------------------

T. Rowe Price
New Income Fund      $ 218,688   $  33,325   $  35,110   $1,029,081  $ 838,177

T. Rowe Price
High Yield Fund        125,046      82,191      65,454     876,281     817,001

T. Rowe Price
Equity Income Fund     141,388      16,951      10,716     743,541     554,908

T. Rowe Price
International Bond
Fund                    66,874     120,705      14,139     563,905     594,889

T. Rowe Price
GNMA Fund              118,478      17,268      21,931     533,800     436,507

T. Rowe Price
Short-Term Bond
Fund                   303,374       5,531       8,465     403,817     109,835

T. Rowe Price
Corporate Income
Fund                    97,655        --         1,455      99,653        --

T. Rowe Price
Emerging Markets
Bond Fund                5,536      21,385       5,536      92,279     101,580

T. Rowe Price
U.S. Treasury
Long-Term Fund          21,433      30,394       4,547      91,285      99,856

T. Rowe Price
Summit Cash
Reserve Fund            70,436       1,313         322      69,123        --

Totals                                      $  167,675  $4,502,765  $3,552,753
                                            ----------------------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
--------------------------------------------------------------------------------
                                                              December 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in affiliated companies, at value
(cost $4,200,754)                                          $          4,502,765

Other assets                                                             12,335

Total assets                                                          4,515,100

Liabilities

Total liabilities                                                        13,145

NET ASSETS                                                 $          4,501,955
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $             15,198

Net unrealized gain (loss)                                              302,011

Paid-in-capital applicable to 372,234,484 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    4,184,746

NET ASSETS                                                 $          4,501,955
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              12.09
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                              December 31, 2004

PORTFOLIO OF                Percent of
INVESTMENTS (1)+            Net Assets              Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
International Stock Fund          46.0%          4,001,999               51,746

T. Rowe Price
European Stock Fund               28.3           1,599,428               31,829

T. Rowe Price
Japan Fund *                       9.3           1,230,020               10,455

T. Rowe Price Emerging
Markets Stock Fund                 7.0             405,826                7,877

T. Rowe Price
International Discovery
Fund                               4.4             152,909                4,989

T. Rowe Price
New Asia Fund                      2.9             328,476                3,298

T. Rowe Price
Emerging Europe &
Mediterranean Fund *               2.1             146,303                2,326


Total Investments in Securities

100.0% of Net Assets (Cost $110,795)                       $            112,520
                                                           --------------------

(1)  Denominated in U.S. dollars unless otherwise noted

*    Non-income producing

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
--------------------------------------------------------------------------------

+Affiliated Companies
($000s)


The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase       Sales  Investment           Value
Affiliate                 Cost        Cost      Income    12/31/04    12/31/03
--------------------------------------------------------------------------------
International
Stock Fund           $  12,799   $   2,982   $     584   $  51,746   $  36,558

T. Rowe Price
European Stock Fund      8,922       2,494         413      31,829      21,586

T. Rowe Price
Japan Fund               5,101         984        --        10,455       5,131

T. Rowe Price
Emerging Markets
Stock Fund               1,106         456          16       7,877       5,609

T. Rowe Price
International
Discovery Fund             487          35           2       4,989       3,610

T. Rowe Price
New Asia Fund            1,755       2,606        --         3,298       3,812

T. Rowe Price
Emerging Europe
& Mediterranean Fund       259         224        --         2,326       1,740

T. Rowe Price
Emerging Market Bond
Fund                       401       1,774          32        --         1,429

Totals                                       $   1,047   $ 112,520   $  79,475
                                             ---------------------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                              December 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in affiliated companies, at value
(cost $110,795)                                            $            112,520

Other assets                                                              1,099

Total assets                                                            113,619

Liabilities

Total liabilities                                                         1,096

NET ASSETS                                                 $            112,523
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 61

Undistributed net realized gain (loss)                                   (4,467)

Net unrealized gain (loss)                                                1,725

Paid-in-capital applicable to 11,223,444 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      115,204

NET ASSETS                                                 $            112,523
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.03
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)                            Growth          Income        International
                                      Fund            Fund                 Fund

                                      Year            Year                 Year
                                     Ended           Ended                Ended
                                  12/31/04        12/31/04             12/31/04
Investment Income (Loss)

Income
  Dividend                        $ 18,864       $  10,716             $  1,015

  Interest                             --          156,959                   32

  Total income                      18,864         167,675                1,047

Expenses
  Shareholder servicing              4,148           7,659                  226

  Prospectus and shareholder
  reports                               84              72                   12

  Registration                          79             186                   42

  Custody and accounting                36              36                   36

  Legal and audit                       12              14                    9

  Directors                              9              10                    5

  Expenses reimbursed by
  underlying Price funds            (4,368)         (7,977)                (330)

  Total expenses                       --              --                   --

Net investment income
(loss)                              18,864         167,675                1,047

Realized and Unrealized Gain
(Loss)

Net realized gain (loss)
  Sale of underlying Price
  funds                             64,705           6,364                  257

  Capital gain distributions
  from underlying Price
  funds                             26,181          44,763                  109

  Net realized gain (loss)          90,886          51,127                  366

Change in net unrealized
gain (loss) from
underlying Price funds             229,890         103,803               13,516

Net realized and unrealized
gain (loss)                        320,776         154,930               13,882

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS           $ 339,640      $  322,605            $  14,929
                                 ----------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                  12/31/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        18,864      $        14,294

  Net realized gain (loss)                          90,886              (87,644)

  Change in net unrealized gain (loss)             229,890              652,263

  Increase (decrease) in net assets
  from operations                                  339,640              578,913

Distributions to shareholders
  Net investment income                            (18,322)             (15,230)

  Net realized gain                                 (7,634)              (3,047)

  Decrease in net assets from distributions        (25,956)             (18,277)

Capital share transactions *
  Shares sold                                      336,630              233,024

  Distributions reinvested                          25,318               17,823

  Shares redeemed                                 (307,826)            (314,892)

  Increase (decrease) in net assets
  from capital share transactions                   54,122              (64,045)

Net Assets

Increase (decrease) during period                  367,806              496,591

Beginning of period                              2,235,510            1,738,919

End of period                              $     2,603,316      $     2,235,510
                                           ------------------------------------
(Including undistributed net investment
income of $916 at 12/31/04 and $374 at
12/31/03)

*Share information
  Shares sold                                       21,859               18,699

  Distributions reinvested                           1,530                1,252

  Shares redeemed                                  (20,060)             (25,226)

  Increase (decrease) in shares outstanding          3,329               (5,275)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                  12/31/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $       167,675      $       139,767

  Net realized gain (loss)                          51,127               35,229

  Change in net unrealized gain (loss)             103,803              262,849

  Increase (decrease) in net assets
  from operations                                  322,605              437,845

Distributions to shareholders
  Net investment income                           (167,675)            (139,767)

  Net realized gain                                (40,165)             (17,825)

  Decrease in net assets from distributions       (207,840)            (157,592)

Capital share transactions *
  Shares sold                                    1,241,161            1,071,950

  Distributions reinvested                         196,747              147,592

  Shares redeemed                                 (602,725)            (660,550)

  Increase (decrease) in net assets
  from capital share transactions                  835,183              558,992

Net Assets

Increase (decrease) during period                  949,948              839,245

Beginning of period                              3,552,007            2,712,762

End of period                              $     4,501,955      $     3,552,007
                                           ------------------------------------
(Including undistributed net
investment income of $0
at 12/31/04 and $0 at 12/31/03)

*Share information
  Shares sold                                      104,888               95,505

  Distributions reinvested                          16,589               13,042

  Shares redeemed                                  (51,123)             (58,719)

  Increase (decrease) in shares outstanding         70,354               49,828

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                  12/31/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         1,047      $           820

  Net realized gain (loss)                             366               (1,293)

  Change in net unrealized gain (loss)              13,516               21,510

  Increase (decrease) in net assets from
  operations                                        14,929               21,037

Distributions to shareholders
  Net investment income                               (986)                (893)

  Net realized gain                                   --                    (89)

  Decrease in net assets from distributions           (986)                (982)

Capital share transactions *
  Shares sold                                       39,324               58,336

  Distributions reinvested                             940                  939

  Shares redeemed                                  (21,161)             (52,505)

  Increase (decrease) in net assets from
  capital share transactions                        19,103                6,770


Net Assets

Increase (decrease) during period                   33,046               26,825

Beginning of period                                 79,477               52,652

End of period                              $       112,523      $        79,477
                                           ------------------------------------
(Including undistributed net investment
income of $61 at 12/31/04 and $0 at 12/31/03)

*Share information
  Shares sold                                        4,345                8,494

  Distributions reinvested                              97                  113

  Shares redeemed                                   (2,356)              (7,692)

  Increase (decrease) in shares outstanding          2,086                  915

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------
                                                              December 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Redemption Fees
For Spectrum International, a 2% fee is assessed on redemptions of fund shares held less than 90 days. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares and are paid to the fund. Redemption fees received by the fund are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the fund. Accordingly, redemption fees have no effect on the net assets of the fund.

Investment Transactions, Investment Income, and Distributions
Income is recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the Spectrum Funds' shareholders are recorded on the ex-dividend date. Income distributions are declared by Spectrum Income on a daily basis and paid monthly. Income distributions are declared and paid by Spectrum Growth and Spectrum International on an annual basis. Capital gain distributions, if any, are declared and paid by each fund, typically on an annual basis.

Other
In the normal course of business, each fund enters into contracts that provide general indemnifications. Each fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds for the year ended December 31, 2004 were as follows:

--------------------------------------------------------------------------------

                                Spectrum          Spectrum             Spectrum
                                  Growth            Income        International

Purchases                   $504,099,000      $956,951,000          $29,672,000

Sales                        475,943,000       329,063,000           11,555,000

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2004 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------

                                Spectrum          Spectrum             Spectrum
                                  Growth            Income        International

Ordinary income              $25,956,000     $ 185,932,000            $ 986,000

Long-term capital gains           --            21,908,000                 --

Total distributions          $25,956,000     $ 207,840,000            $ 986,000
                             ---------------------------------------------------

At December 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

                                Spectrum          Spectrum             Spectrum
                                  Growth            Income        International

Unrealized appreciation   $  662,539,000    $  340,146,000         $  5,430,000

Unrealized depreciation           --           (38,135,000)          (3,705,000)

Net unrealized
appreciation
(depreciation)               662,539,000       302,011,000            1,725,000

Undistributed ordinary
income                         1,358,000        13,986,000              108,000

Undistributed long-term
capital gains                     --             1,212,000                 --

Capital loss
carryforwards                (62,521,000)          --                (4,514,000)

Paid-in capital            2,001,940,000     4,184,746,000          115,204,000

Net assets                $2,603,316,000    $4,501,955,000         $112,523,000
                          -----------------------------------------------------

Each fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the year ended December 31, 2004, Spectrum Growth utilized $76,633,000 of capital loss carryforwards and, as of December 31, 2004, had $62,521,000 of capital loss carryforwards that expire in 2011. During the year ended December 31, 2004, Spectrum International utilized $329,000 of capital loss carryforwards and, as of December 31, 2004, had $793,000 of capital loss carryforwards that expire in 2009, $1,841,000 that expire in 2010, and $1,880,000 that expire in 2011.

At December 31, 2004, the cost of investments for federal income tax purposes was $1,940,724,000 for Spectrum Growth, $4,200,754,000 for Spectrum Income, and $110,795,000 for Spectrum International.


NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for Spectrum Growth and Spectrum Income, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for Spectrum International and also serves as manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries, and of the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The Spectrum Funds operate in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and, in the case of Spectrum International, Price International. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At December 31, 2004, Spectrum International Fund held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Growth Fund held approximately 29.1% of the outstanding shares of the International Growth & Income Fund, and Spectrum Income Fund held approximately 35.7% of the outstanding shares of the New Income Fund, 33.9% of the

International Bond Fund, 39.5% of the GNMA Fund, 26.6% of the Short-Term Bond Fund, 46.2% of the Corporate Income Fund, 33.2% of the Emerging Markets Bond Fund, and 39.3% of the U.S. Treasury Long-Term Fund.

Additionally, Spectrum Income is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At December 31, 2004, approximately 8.9% of the outstanding shares of Spectrum Income were held by the college savings plans.

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and Shareholders of Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (the funds comprising T. Rowe Price Spectrum Fund, Inc., hereafter referred to collectively as the "Funds") at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004, by correspondence with the transfer agent, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2005

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------


TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/04

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The funds' distributions included capital gain amounts as follows:

                              Spectrum            Spectrum             Spectrum
                                Growth              Income        International
                                  Fund                Fund                 Fund

Short-term gains            $7,634,000         $18,257,000                 --

Total long-term gains
15% rate gains                    --           $21,908,000                 --


For taxable non-corporate shareholders, income represents qualified dividend income subject to the 15% rate category as follows:

                              Spectrum            Spectrum             Spectrum
                                Growth              Income        International
                                  Fund                Fund                 Fund

                           $20,988,000         $15,883,000             $856,000


For corporate shareholders, income qualifies for the dividends-received deduction as follows:

                              Spectrum            Spectrum            Spectrum
                                Growth              Income        International
                                  Fund                Fund                 Fund

                           $16,933,000         $15,883,000                 --

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.


HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. ROWE PRICE SPECTRUM FUNDS
--------------------------------------------------------------------------------


ABOUT THE FUNDS' DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your funds are governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the funds' directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors
Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
1999
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
1999
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific (5/04 to present)

F. Pierce Linaweaver
(1934)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors
Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of
Other Public Companies

James A.C. Kennedy, CFA
(1953)
2001
[43]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Investment Services Limited and T. Rowe Price International, Inc.

James S. Riepe
(1943)
1990
[112]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Spectrum Funds

* Each inside director serves until retirement, resignation, or election of a successor.


Officers
Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen W. Boesel (1944)
Executive Vice President, Spectrum Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth, CPA (1961)
Vice President, Spectrum Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (1960)
Treasurer, Spectrum Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)
Vice President, Spectrum Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

John R. Gilner (1961)
Chief Compliance Officer, Spectrum Funds
Chief Compliance Officer and Vice President, T. Rowe Price; Vice President,
T. Rowe Price Investment Services, Inc., and T. Rowe Price Group, Inc.

Gregory S. Golczewski (1966)
Vice President, Spectrum Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (1942)
Vice President, Spectrum Funds
Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

John H. Laporte, CFA (1945)
Vice President, Spectrum Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)
Secretary, Spectrum Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

George A. Murnaghan (1956)
Vice President, Spectrum Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc, T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Edmund M. Notzon III, Ph.D., CFA (1945)
President, Spectrum Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Brian C. Rogers, CFA, CIC (1955)
Vice President, Spectrum Funds
Chief Investment Officer, Director, and Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.; Director and Vice President, T. Rowe Price Trust Company

Julie L. Waples (1970)
Vice President, Spectrum Funds
Vice President, T. Rowe Price

David J.L. Warren (1957)
Vice President, Spectrum Funds
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $17,682               $17,539
     Audit-Related Fees                       2,815                 1,050
     Tax Fees                                 4,795                 4,555
     All Other Fees                               -                   371

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     February 18, 2005